MFS® New Discovery Value Fund
MFS® New Discovery Value Fund Summary of Key Information
SUPPLEMENT TO PROSPECTUS

The date of this supplement is March 2, 2015.

MFS® New Discovery Value Fund

Effective March 1, 2015, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® New Discovery Value Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® New Discovery Value Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.36%
Total Annual Fund Operating Expenses		1.58%	2.33%	2.33%	1.33%	2.33%	1.83%	1.58%	1.33%	1.26%
Fee Reductions and/or Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ''Total Annual Fund Operating Expenses" do not exceed 1.39% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.14% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.14% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.64% of the fund's average daily net assets annually for Class R2 shares, and 1.10% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least June 30, 2016.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® New Discovery Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	708	1,022	1,363	2,325
B	617	1,003	1,422	2,459
C	317	703	1,222	2,647
I	116	396	705	1,579
R1	217	703	1,222	2,647
R2	167	551	967	2,127
R3	142	474	837	1,857
R4	116	396	705	1,579
R5	112	379	671	1,504

Expense Example No Redemption MFS® New Discovery Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	217	703	1,222	2,459
C	217	703	1,222	2,647